Taxes	12 Months Ended
Jun. 30, 2020
Income Tax Disclosure [Abstract]
Taxes

NOTE 10 – TAXES

(a) Corporate Income Taxes (“CIT”)

Dogness is incorporated in the BVI as an offshore holding company and is not subject to tax on income or capital gain under the laws of BVI.

Under Hong Kong tax laws, subsidiaries in Hong Kong are subject to statutory income tax rate at 16.5% if revenue is generated in Hong Kong and there are no withholding taxes in Hong Kong on remittance of dividends.

Under the Enterprise Income Tax (“EIT”) Law of PRC, domestic enterprises and Foreign Investment Enterprises (“FIEs”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis. EIT grants preferential tax treatment to High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. In October 2015, Dongguan Jiasheng, the Company’s main operating subsidiary in PRC, was approved as HNTEs and is entitled to a reduced income tax rate of 15% for three years. On November 28, 2018, Dongguan Jiasheng successfully renewed the High-technology certificate for another three years. The certificate is valid for another three years and is subject to further renewal.

EIT is typically governed by the local tax authority in China. Each local tax authority at times may grant tax holidays to local enterprises as a way to encourage entrepreneurship and stimulate the local economy. The corporate income taxes for the fiscal year 2020, 2019 and 2018 were reported at a reduced rate of 15% as a result of Dongguan Jiasheng being approved as HNTE. The impact of the tax holidays noted above decreased foreign taxes by $Nil, $3,003 and $545,805 for the years ended June 30, 2020, 2019 and 2018, respectively. The benefit of the tax holidays on net income per share (basic and diluted) was $Nil, $0.00 and $0.03 respectively. As of June 30, 2020, all of the Company’s tax returns of its PRC Subsidiaries and U.S subsidiary remain open for statutory examination by relevant tax authorities.

The following table reconciles the statutory rate to the Company’s effective tax rate:

	For the years ended June 30,
	2020	2019	2018
	%	%	%
Hong Kong Statutory income tax rate	16.5	16.5	16.5
Income not generated in Hong Kong	(16.8)	(8.9)	(15.3)
China statutory income tax rate	25.0	25.0	25.0
Effect of PRC preferential tax rate and tax holidays	(9.4)	(10.0)	(8.3)
Non-deductible permanent difference	1.0	0.7	(1.8)
Change in valuation allowance	(19.6)	-	-
Research and development tax credit	1.3	(2.0)	(0.9)
Effective tax rate	(2.0)	21.3	15.2

The provision for income tax consists of the following:

	For the years ended June 30,
	2020	2019	2018
Current income tax provision	$25,423	$614,622	$938,119
Deferred income tax provision (benefit)	139,114	(234,326)	(12,747)
Total income tax expense	$164,537	$380,296	$925,372

The components of deferred tax assets as of June 30, 2020 and 2019 consist of the following:

	June 30, 2020	June 30, 2019
Deferred tax assets:
Net operating losses	$1,515,308	$234,319
Assets impairment reserve	233,759	21,137
Valuation allowance	(1,633,837)	-
Deferred tax assets, net	$115,230	$255,456

(b) Taxes Payable

The Company’s taxes payable consists of the following:

	June 30, 2020	June 30, 2019

Corporate income tax payable	2,813,014	2,907,079
Other tax payable	1,397	2,018
Total taxes payable	$2,814,411	$2,909,097

As of June 30, 2020 and 2019, the Company had accrued tax liabilities of approximately $2.8 million and $2.9 million, respectively, mostly related to the unpaid income tax and business tax in China. According to PRC taxation regulation, if tax has not been fully paid, tax authorities may impose tax and late payment penalties within three years. In practice, since all of the taxes owed are local taxes, the local tax authority is typically more flexible and willing to provide incentives or settlements with local small and medium-size businesses to relieve their burden and to stimulate the local economy. Management has discussed with local tax authorities regarding the outstanding tax payable balance after the Company successfully completed its IPO and is in the process of negotiating a settlement plan agreement. Local tax authorities have not made a determination as of June 30, 2020. Therefore, there was no interest and penalty accrued as of June 30, 2020 because the Company has not received any penalty and interest charge notice from local tax authorities. The Company believes it is likely that the Company can reach an agreement with the local tax authority to fully settle its tax liabilities within fiscal 2021 but cannot guarantee such settlement will ultimately occur.